Changes in the Group - Acquisition of Germaneers GmbH (Details)		8 Months Ended
	Sep. 13, 2021 employee	Dec. 31, 2021 EUR (€)	Dec. 31, 2022 EUR (€)	May 31, 2021 EUR (€)
Liabilities
Number of Employees Joining After Acquisition | employee	20
Germaneers GmbH
Changes in the Group
Voting rights acquired				100.00%
Revenue of acquiree		€ 1,959,000
Profit of acquiree		175,000
Revenue of combined entity		181,574,000
Profit of combined entity		10,155,000
Assets
Non-current				€ 347,588
Property, plant and equipment				280,896
Intangible assets				46,675
Non-current financial assets				20,017
Current				2,008,677
Inventories				444,027
Trade receivables and other assets				1,339,965
Cash and short-term deposits				224,685
Total Assets			€ 0	2,356,265
Liabilities
Non-Current				(228,997)
Noncurrent financial liabilities				(330)
Other liabilities				(228,667)
Current				(787,008)
Trade and other payables				(197,751)
Current financial liabilities				(136,657)
Other current liabilities				(452,599)
Total Liabilities			€ 0	(1,016,005)
Total identifiable net assets at fair value				1,340,260
Goodwill arising on acquisition				1,720,960
Purchase consideration transferred		3,061,000		€ 3,061,220
Goodwill expected to be deductible for tax purposes		0
Fair value of the trade receivables		1,271,000
Transaction costs		€ 322,000